DEBT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SAFE investments			$ 175,000	$ 175,000
Conversion Shares		329,183	329,183
Principal amount		$ 2,475,400
Debt Discount		1,842,378
Principal	$ 2,289,329	2,681,200
Discount	539,784	$ 823,059
Convertible Notes Payable One [Member]
Principal amount	74,975
Debt Discount	74,975
Principal	74,975
Discount	$ 41,155
Conversion Rate	$ 3.20
Origination date	Jan. 25, 2023
Maturity date	Jul. 25, 2024
Interest Rate	14.00%
Convertible Notes Payable Two [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 55,552
Conversion Rate	$ 3.20
Origination date	Jan. 30, 2023
Maturity date	Jul. 30, 2024
Interest Rate	14.00%
Convertible Notes Payable Three [Member]
Principal amount	$ 1,000,000
Debt Discount	1,000,000
Principal	1,000,000
Discount	$ 583,330
Conversion Rate	$ 3.20
Origination date	Feb. 17, 2023
Maturity date	Aug. 17, 2024
Interest Rate	14.00%
Convertible Notes Payable Four [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 62,664
Conversion Rate	$ 3.20
Origination date	Mar. 07, 2023
Maturity date	Sep. 07, 2024
Interest Rate	14.00%
Convertible Notes Payable Five [Member]
Principal amount	$ 250,000
Debt Discount	250,000
Principal	250,000
Discount	$ 159,666
Conversion Rate	$ 3.20
Origination date	Mar. 14, 2023
Maturity date	Sep. 10, 2024
Interest Rate	14.00%
Convertible Notes Payable Six [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 66,164
Conversion Rate	$ 3.20
Origination date	Mar. 27, 2023
Maturity date	Sep. 27, 2024
Interest Rate	14.00%
Convertible Notes Payable Seven [Member]
Principal amount	$ 79,975
Debt Discount	79,975
Principal	79,975
Discount	$ 53,316
Conversion Rate	$ 3.20
Origination date	Mar. 30, 2023
Maturity date	Sep. 30, 2024
Interest Rate	14.00%
Convertible Notes Payable [Member]
Principal amount	$ 100,000
Debt Discount	100,000
Principal	100,000
Discount	$ 54,552
Conversion Rate	$ 3.20
Origination date	Jan. 24, 2023
Maturity date	Jul. 24, 2024
Interest Rate	14.00%
Convertible Notes Payable Total [Member]
Principal	$ 3,474,950
Discount	2,063,102
Convertible Notes Payable Eight [Member]
Principal amount	50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 33,332
Conversion Rate	$ 3.20
Origination date	Apr. 06, 2023
Maturity date	Oct. 06, 2024
Interest Rate	14.00%
Convertible Notes Payable Nine [Member]
Principal amount	$ 400,000
Debt Discount	400,000
Principal	400,000
Discount	$ 266,668
Conversion Rate	$ 3.20
Origination date	Apr. 07, 2023
Maturity date	Oct. 07, 2024
Interest Rate	14.00%
Convertible Notes Payable Ten [Member]
Principal amount	$ 200,000
Debt Discount	200,000
Principal	200,000
Discount	$ 144,445
Conversion Rate	$ 3.20
Origination date	May 05, 2023
Maturity date	Nov. 05, 2024
Interest Rate	14.00%
Convertible Notes Payable Eleven [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 37,388
Conversion Rate	$ 3.20
Origination date	May 09, 2023
Maturity date	Nov. 09, 2024
Interest Rate	14.00%
Convertible Notes Payable Twelve [Member]
Principal amount	$ 50,000
Debt Discount	50,000
Principal	50,000
Discount	$ 37,388
Conversion Rate	$ 3.20
Origination date	May 12, 2023
Maturity date	Nov. 12, 2024
Interest Rate	14.00%
Convertible Notes Payable Fourteen [Member]
Principal amount	$ 50,000
Debt Discount	28,334
Principal	50,000
Discount	$ 23,612
Conversion Rate	$ 3.20
Origination date	Jun. 30, 2023
Maturity date	Dec. 30, 2024
Interest Rate	14.00%
Convertible Notes Payable Thirteen [Member]
Principal amount	$ 10,000
Debt Discount	10,000
Principal	10,000
Discount	$ 7,776
Conversion Rate	$ 3.20
Origination date	Jun. 06, 2023
Maturity date	Dec. 06, 2024
Interest Rate	14.00%
Convertible Notes Payable Fifteen [Member]
Principal amount	$ 25,000
Debt Discount	14,775
Principal	25,000
Discount	$ 12,315
Conversion Rate	$ 3.20
Origination date	Jul. 07, 2023
Maturity date	Jan. 07, 2025
Interest Rate	14.00%
Convertible Notes Payable Sixteen [Member]
Principal amount	$ 35,000
Debt Discount	20,103
Principal	35,000
Discount	$ 17,319
Conversion Rate	$ 3.20
Origination date	Jul. 21, 2023
Maturity date	Jan. 21, 2025
Interest Rate	14.00%
Convertible Notes Payable Seventeen [Member]
Principal amount	$ 100,000
Debt Discount	56,527
Principal	100,000
Discount	$ 49,747
Conversion Rate	$ 3.20
Origination date	Jul. 26, 2023
Maturity date	Jan. 26, 2025
Interest Rate	14.00%
Convertible Notes Payable Eighteen [Member]
Principal amount	$ 500,000
Debt Discount	268,545
Principal	500,000
Discount	$ 243,625
Conversion Rate	$ 3.20
Origination date	Aug. 10, 2023
Maturity date	Feb. 10, 2025
Interest Rate	14.00%
Convertible Notes Payable Ninteen [Member]
Principal amount	$ 100,000
Debt Discount	60,313
Principal	100,000
Discount	$ 56,412
Conversion Rate	$ 3.20
Origination date	Aug. 24, 2023
Maturity date	Feb. 24, 2023
Interest Rate	14.00%
Convertible Notes Payable Twenty [Member]
Principal amount	$ 100,000
Debt Discount	60,010
Principal	100,000
Discount	$ 56,676
Conversion Rate	$ 3.20
Origination date	Aug. 31, 2023
Maturity date	Feb. 28, 2025
Interest Rate	14.00%
Holder A [Member]
SAFE investments			$ 50,000
Conversion Shares			119,703
Date			5/20/2016
Valuation Cap			$ 3,000,000
Conversion Rate			$ 0.4177
Holder A One [Member]
SAFE investments			$ 50,000
Conversion Shares			119,703
Date			1/15/2015
Valuation Cap			$ 3,000,000
Conversion Rate			$ 0.4177
Holder B [Member]
SAFE investments			$ 75,000
Conversion Shares			89,777
Date			3/16/2018
Valuation Cap			$ 6,000,000
Conversion Rate			$ 0.8354